Financial risk management, objectives and policies (Tables)	12 Months Ended
Dec. 31, 2019
Financial risk management, objectives and policies [Abstract]
Maximum Credit Exposure
The carrying amount of financial assets represents the maximum credit exposure.  The maximum exposure to credit risk at the reporting dates was:

(Dollars in thousands)	2019	2018
Cash and cash equivalents	$67,356	$94,944
Accounts receivable and accrued revenues	107,848	60,196
Maximum credit exposure	$175,204	$155,140

Contractual Maturities of Financial Liabilities
The following are contractual maturities of financial liabilities, including estimated interest payments on an undiscounted basis.  Swap payments are the net effect from paying fixed rate/ receive LIBOR.  The LIBOR interest spot rate at December 31, 2019 (and spot rate at December 31, 2018 for comparatives) is used as a basis for preparation.

As of December 31, 2019
(Dollars in thousands)	1 year	2 to 5 years	More than 5 years	Total
Interest bearing loans	$140,707	$855,593	$-	$996,301
Interest rate swaps	3,523	8,105	-	11,629
Total	$144,230	$863,699	$-	$1,007,929

As of December 31, 2018
(Dollars in thousands)	1 year	2 to 5 years	More than 5 years	Total
Interest bearing loans	$146,574	$723,031	$307,692	$1,177,298
Interest rate swaps	593	1,832	-	2,424
Total	$147,167	$724,863	$307,692	$1,179,722